REVENUES	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUES	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,107	$—	$1,764	$4,944	$6,240	$545	$14,600
Other revenue	1,322	93	89	793	724	462	3,483
	$2,429	$93	$1,853	$5,737	$6,964	$1,007	$18,083

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,232	$—	$3,487	$9,804	$12,444	$1,176	$29,143
Other revenue	2,181	141	212	1,558	1,497	1,295	6,884
	$4,413	$141	$3,699	$11,362	$13,941	$2,471	$36,027

FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,416	$—	$1,443	$4,568	$11,301	$702	$19,430
Other revenue	1,217	101	106	678	827	691	3,620
	$2,633	$101	$1,549	$5,246	$12,128	$1,393	$23,050

FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,679	$—	$2,937	$9,186	$22,664	$1,369	$38,835
Other revenue	2,491	162	147	1,339	1,631	1,352	7,122
	$5,170	$162	$3,084	$10,525	$24,295	$2,721	$45,957
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$301	$73	$—	$4,279	$293	$4,946
Services transferred over a period of time	806	1,691	4,944	1,961	252	9,654
	$1,107	$1,764	$4,944	$6,240	$545	$14,600

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$569	$119	$—	$8,594	$670	$9,952
Services transferred over a period of time	1,663	3,368	9,804	3,850	506	19,191
	$2,232	$3,487	$9,804	$12,444	$1,176	$29,143

FOR THE THREE MONTHS ENDED JUN. 30, 2024 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$411	$95	$—	$9,457	$454	$10,417
Services transferred over a period of time	1,005	1,348	4,568	1,844	248	9,013
	$1,416	$1,443	$4,568	$11,301	$702	$19,430